Lease Commitments and Total Rental Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Lease Commitments and Total Rental Expense [Abstract]
2013	$ 634
2014	648
2015	620
2016	499
2017	503
Thereafter	2,182
Operating Leases, Future Minimum Payments Due, Total	5,086
Operating Leases, Rent Expense, Net	$ 749	$ 701